PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Cost	$ 3,780,769	$ 3,361,985
Less: accumulated depreciation and amortization	(912,705)	(805,945)
Property and equipment, net	2,868,064	2,556,040
Buildings [Member]
Property and Equipment, Net
Cost	2,301,644	2,306,889
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	286,436	224,826
Leasehold improvements [Member]
Property and Equipment, Net
Cost	110,981	106,200
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,596	2,599
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 1,079,112	$ 721,471